Annual Fund Operating Expenses - Great-West International Index Fund	Apr. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.25%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.03%
Shareholder Services Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.28%
Investor
Operating Expenses:
Management Fees	0.25%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.40%
Shareholder Services Fees	0.35%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.65%